Commitments and Contingencies (Details Narrative 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Leases [Abstract]
Contingent lease termination fee	$ 590,504	$ 590,504	$ 590,504
Additional financing amount	15,000,000
Refundable security deposit	11,017
Rent expense	122,236	115,118
Severance and benefits costs to be paid	$ 0	$ 6,000